Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Oregon Health & Science University agreement

On February 20, 2013, Adherex entered into a new exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology (the "New OHSU Agreement"). OHSU will receive certain milestone payments, a 2.5 percent royalty on net sales for licensed products which can be reduced to 1.0 percent upon a $150,000 buy down and a 5 percent royalty on any consideration received from sublicensing of the licensed technology. Milestone payment fees payable to OHSU include $100,000 upon first commercial sale for any licensed product.

On February 20, 2013, Adherex terminated the previous exclusive license agreement with Oregon Health & Science University and Oxiquant a wholly owned subsidiary of Adherex, dated September 26, 2002(the "Previous OHSU Agreement"). Pursuant to the Previous OHSU Agreement, OHSU granted Oxiquant an exclusive worldwide license to intellectual property directed to thiol-based compounds including STS and their use in oncology. In consideration, Oregon Health & Science University was issued 13,902 shares of common stock of Oxiquant that were subsequently converted upon the acquisition of Oxiquant into 21,250 shares of Adherex common stock, and warrants to purchase shares of Adherex common stock that subsequently expired in 2007. In addition under the Previous OHSU Agreement, the following milestone payments were included in the agreement: (i) $50,000 upon completion of Phase I clinical trials, (ii) $200,000 upon completion of Phase II clinical trials, (iii) $500,000 upon completion of Phase III clinical trials. Also, Oxiquant was to be liable for an additional milestone payment of $250,000 upon the first commercial sale for any licensed product. Further, the Previous OHSU Agreement required Adherex to pay Oregon Health & Science University a 2.5% royalty on net sales of any licensed products and a 15% royalty on any consideration received from sublicensing of the licensed technology.

The term of the New OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Adherex, unless earlier terminated as provided in the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe in 2021 and are currently pending in the United States. The New OHSU Agreement is terminable by either Adherex or Oregon Health & Science University in the event of a material breach of the agreement by either party after 45 days prior written notice. Adherex has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.

GlaxoSmithKline

On July 14, 2005, Adherex entered into a development and license agreement with GlaxoSmithKline, or GSK. The agreement included the in-license by the Company of GSK’s oncology product, Eniluracil, and an option for GSK to license ADH-1.  As part of the transaction, GSK invested $3.0 million in the Company's common stock. On October 11, 2006, the GSK option to license ADH-1 expired unexercised. Under the terms of the agreement relating to Eniluracil, Adherex received an exclusive license to develop Eniluracil for all indications and GSK retained options to buy-back and assume development of the compound at various points in time.

On March 1, 2007, the GSK agreement was amended and the Company purchased all of GSK’s remaining buy-back options for a fee of $1.0 million.  As a result of the amendment to the GSK agreement, Adherex now may be required to pay GSK development and sales milestones and royalties. Specifically, if Adherex files a New Drug Application, or NDA, with the Food and Drug Administration, or FDA, Adherex may be required to pay development milestones of $5.0 million to GSK. Additionally, depending upon whether the NDA is approved by the FDA and whether Eniluracil becomes a commercial success, the Company may be required to pay up to an additional $70.0 million in development and sales milestones for the initially approved indication, plus royalties in the low-double digit range based on annual net sales. If the Company pursues other indications, it may also be required to pay up to an additional $15 million to GSK for each FDA-approved indication. The GSK agreement continues until the earliest of (i) the licensed patents expire or (ii) is terminated by either party in the event of an uncured breach by the breaching party after 60 days prior written notice.